Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Summary Of Aggregate Maturities

2021	$191
2022	832
Total	$1,023

Schedule Of Convertible Notes Payable

	Fixed	Effective
	Conversion	Interest		December 31,
Description	Rate	Rate 1	Maturity Date	2020	2019
Convertible notes dated September 10, 2018	$0.40	23.4%	September 7, 2023	$600	$700
Convertible notes dated September 19, 2018	$0.57	10.2%	September 19, 2023	425	425
Convertible notes dated February/March 2019	$0.25	8.0%	February 28, 2024 to March 13, 2024	1,300	1,300
Convertible notes dated June/July 2019	$0.10	8.0%	June 7, 2024 to July 15, 2024	340	390
Convertible notes dated July 18, 2019	$0.08	46.1%	July 18, 2024	700	700
Convertible notes dated September 13, 2019	$0.10	25.9%	September 13, 2024	50	50
Convertible notes dated January 8, 2020	$0.13	20.3%	January 8, 2025	450	-
Total principal balance				3,865	3,565
Less unamortized discount				847	832
				$3,018	$2,733

Secured Debt [Member]
Debt Instrument [Line Items]
Reconciliation Of Secured And Unsecured Contingent Obligation At Fair Value

	2020	2019
Secured contingent payment obligation, beginning of year	$26,651	$25,557
Change in fair value	6,406	1,094
Secured contingent payment obligation, end of year	$33,057	$26,651

Unsecured Debt [Member]
Debt Instrument [Line Items]
Reconciliation Of Secured And Unsecured Contingent Obligation At Fair Value

	2020	2019
Unsecured contingent payment obligations, beginning of period	$-	$-
Reclassification of other liabilities	1,003	-
Issuance of contingent payment rights	2,258	-
Change in fair value	1,961	-
Unsecured contingent payment obligations, end of period	$5,222	$-